Operating Leases - Schedule of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024		Dec. 31, 2023
Schedule of Operating Lease Liabilities [Abstract]
2025	$ 501
2026	18
2027	12
Total undiscounted lease payments	531
Less – imputed interest	(11)
Present value of lease liabilities	520	[1]	$ 1,144
* Including amounts linked to the Israeli CPI of	$ 246

[1]	Including amounts linked to the Israeli CPI of